SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 702,778	$ 624,535	$ 981,971	$ 954,235
Weighted average operating lease term	2 years 5 months 1 day	3 years 1 month 13 days	2 years 3 months 25 days	2 years 10 months 28 days
Weighted average operating lease discount rate	4.75%	4.75%	4.75%	4.75%	4.75%
Operating cash flows from operating leases	$ (702,778)	$ (624,535)	$ (981,971)	$ (954,235)